Deposits for Business Acquisition (Details) - USD ($)		6 Months Ended
	Apr. 25, 2025	Jun. 30, 2025	Aug. 31, 2024
Deposits for Business Acquisition [Line Items]
Cash consideration		$ 3,978,000
MeinMalzeBier Holdings Limited [Member]
Deposits for Business Acquisition [Line Items]
Equity interest	51.00%
Sunflower Energy Holding Limited [Member]
Deposits for Business Acquisition [Line Items]
Cash consideration	$ 3,978,000
Sunflower Energy Holding Limited [Member]
Deposits for Business Acquisition [Line Items]
Prepayment in aggregate amount			$ 18,520,126
Class A Ordinary Shares [Member] | Sunflower Energy Holding Limited [Member]
Deposits for Business Acquisition [Line Items]
Ordinary shares issued (in Shares)	4,680,000